Condensed consolidated interim statements of net loss and comprehensive loss (Unaudited) (CAD)	3 Months Ended		9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Expenses
Amortization of equipment	6,248	3,695	13,094	12,197
Foreign exchange (gain) loss	(123,272)	75,779	26,212	128,196
General exploration	51,677	28,487	93,648	62,063
Investor relations	44,692	35,592	160,237	112,013
Office, insurance and miscellaneous	72,944	55,632	193,783	181,433
Legal, consulting and audit	168,283	103,274	455,325	358,079
Rent	59,999	53,681	171,597	156,018
Salaries and benefits	669,989	509,411	1,397,821	1,062,112
Transfer and filing fees	35,208	41,613	101,417	115,489
Travel and accommodation	14,721	6,624	44,166	24,747
Operating Expenses	1,000,489	913,788	2,657,300	2,212,347
Loss before other items	(1,000,489)	(913,788)	(2,657,300)	(2,212,347)
Other items
Finance income	9,751	18,980	57,706	24,483
Finance expense	(473)	(437)	(1,478)	(2,394)
Other income	3,870	1,814	12,001	13,317
Net loss and comprehensive loss	(987,341)	(893,431)	(2,589,071)	(2,176,941)
Loss per share, basic and diluted (in dollars per share)	(0.01)	(0.01)	(0.03)	(0.03)
Weighted average number of common shares outstanding, basic and diluted (in shares)	82,445,377	77,148,086	81,918,166	71,751,800